Vanguard® Strategic Small-Cap Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Communication Services (2.4%)
*	Yelp Inc.	182,452	6,742
	Telephone and Data Systems Inc.	290,607	6,024
*	TripAdvisor Inc.	234,705	4,180
*	ZipRecruiter Inc. Class A	382,171	3,474
*	Clear Channel Outdoor Holdings Inc.	1,932,021	2,724
*	Bandwidth Inc. Class A	156,419	2,640
*	Vimeo Inc.	669,469	2,497
*	Madison Square Garden Entertainment Corp.	48,055	1,645
	Playtika Holding Corp.	174,223	1,371
	Iridium Communications Inc.	34,948	930
*	Lions Gate Entertainment Corp. Class A	92,894	875
*	EverQuote Inc. Class A	41,726	871
*	EW Scripps Co. Class A	252,951	794
*	WideOpenWest Inc.	144,002	779
*	iHeartMedia Inc. Class A	478,484	522
*	Mediaalpha Inc. Class A	35,253	464
	Scholastic Corp.	11,847	420
*	Anterix Inc.	10,396	412
			37,364
Consumer Discretionary (12.8%)
	KB Home	143,595	10,077
*	Abercrombie & Fitch Co. Class A	55,868	9,936
	Toll Brothers Inc.	78,270	9,015
	Wingstop Inc.	20,049	8,474
*	M/I Homes Inc.	62,234	7,601
	Texas Roadhouse Inc.	42,690	7,330
	Gap Inc.	295,616	7,062
*	Taylor Morrison Home Corp.	125,208	6,942
*	frontdoor Inc.	198,399	6,704
*	Carvana Co.	47,367	6,097
*	Tri Pointe Homes Inc.	161,294	6,008
	PVH Corp.	53,429	5,657
	Boyd Gaming Corp.	99,657	5,491
	Travel & Leisure Co.	114,714	5,160
	Harley-Davidson Inc.	148,065	4,966
	Perdoceo Education Corp.	229,383	4,913
*	Everi Holdings Inc.	451,715	3,794
*	Wayfair Inc. Class A	71,351	3,762
	Nordstrom Inc.	176,852	3,753
*	Playa Hotels & Resorts NV	444,620	3,730
	Upbound Group Inc.	109,090	3,349
	Macy's Inc.	167,477	3,216
*	Urban Outfitters Inc.	76,604	3,145
*	Goodyear Tire & Rubber Co.	276,188	3,135
*	Adient plc	125,857	3,110
*	Shake Shack Inc. Class A	32,789	2,951
	ADT Inc.	378,806	2,879
*	RH	11,383	2,782
*	Grand Canyon Education Inc.	18,400	2,574
*	Beazer Homes USA Inc.	92,501	2,542
*	Adtalem Global Education Inc.	36,897	2,517
*	American Axle & Manufacturing Holdings Inc.	356,495	2,492
*	Chegg Inc.	761,501	2,406
	Standard Motor Products Inc.	85,168	2,362
*	Qurate Retail Inc. Series A	3,647,629	2,298
	Buckle Inc.	61,653	2,277
*	Warby Parker Inc. Class A	138,055	2,217
*	Duolingo Inc.	9,430	1,968
	Dana Inc.	160,747	1,948

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
*	Dave & Buster's Entertainment Inc.	48,748	1,941
	Academy Sports & Outdoors Inc.	32,856	1,750
	Columbia Sportswear Co.	21,654	1,712
*	Brinker International Inc.	22,354	1,618
*	Green Brick Partners Inc.	27,283	1,562
	Signet Jewelers Ltd.	16,071	1,440
	Phinia Inc.	31,662	1,246
*,1	GameStop Corp. Class A	50,185	1,239
*	National Vision Holdings Inc.	94,348	1,235
*	Valvoline Inc.	26,424	1,141
*	G-III Apparel Group Ltd.	39,181	1,061
	Carriage Services Inc.	36,099	969
	Leggett & Platt Inc.	80,242	920
*	Hovnanian Enterprises Inc. Class A	6,300	894
*	ODP Corp.	20,959	823
	Strategic Education Inc.	7,339	812
	Jack in the Box Inc.	13,169	671
	American Eagle Outfitters Inc.	31,414	627
*	BJ's Restaurants Inc.	17,629	612
*	Hanesbrands Inc.	119,796	591
*	Accel Entertainment Inc.	51,364	527
	Kohl's Corp.	19,693	453
*	Coursera Inc.	61,968	444
*	Genesco Inc.	11,924	308
*	Gentherm Inc.	6,100	301
*	Sonos Inc.	17,752	262
			201,799
Consumer Staples (3.6%)
	Coca-Cola Consolidated Inc.	8,308	9,014
*	BellRing Brands Inc.	151,049	8,631
*	Simply Good Foods Co.	127,781	4,617
	Turning Point Brands Inc.	138,392	4,441
	PriceSmart Inc.	50,603	4,109
*	Post Holdings Inc.	31,289	3,259
	John B Sanfilippo & Son Inc.	32,567	3,164
*	United Natural Foods Inc.	228,626	2,995
	Energizer Holdings Inc.	88,486	2,614
	SpartanNash Co.	130,841	2,454
*	Pilgrim's Pride Corp.	61,558	2,369
*	USANA Health Sciences Inc.	47,215	2,136
	Flowers Foods Inc.	70,747	1,571
	Vector Group Ltd.	144,987	1,532
	Fresh Del Monte Produce Inc.	41,040	897
*	Hain Celestial Group Inc.	128,224	886
	Nu Skin Enterprises Inc. Class A	72,828	768
	Ingles Markets Inc. Class A	11,029	757
	Edgewell Personal Care Co.	16,818	676
*	Olaplex Holdings Inc.	247,886	382
			57,272
Energy (5.3%)
	Murphy Oil Corp.	229,811	9,477
	SM Energy Co.	198,089	8,563
	International Seaways Inc.	144,442	8,541
*	CONSOL Energy Inc.	61,737	6,299
	Helmerich & Payne Inc.	157,235	5,683
	Archrock Inc.	276,225	5,585
*	Par Pacific Holdings Inc.	140,564	3,549
	Delek US Holdings Inc.	130,242	3,225
*	Plains GP Holdings LP Class A	171,273	3,223
	PBF Energy Inc. Class A	60,702	2,794
	NOV Inc.	146,221	2,780
*	Oceaneering International Inc.	114,872	2,718
	Berry Corp.	369,725	2,388
	Select Water Solutions Inc.	222,112	2,377
	Dorian LPG Ltd.	56,129	2,355
	Viper Energy Inc.	61,035	2,291
	Excelerate Energy Inc. Class A	114,478	2,111
*	Weatherford International plc	16,096	1,971
	Crescent Energy Co. Class A	115,170	1,365

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
*	DMC Global Inc.	89,311	1,288
*	REX American Resources Corp.	24,620	1,122
	VAALCO Energy Inc.	156,504	981
	Matador Resources Co.	14,930	890
	Peabody Energy Corp.	21,233	470
	California Resources Corp.	7,278	387
	World Kinect Corp.	12,764	329
	Vitesse Energy Inc.	13,131	311
			83,073
Financials (16.7%)
	MGIC Investment Corp.	550,887	11,872
	Axis Capital Holdings Ltd.	158,888	11,225
	Essent Group Ltd.	194,241	10,914
	Affiliated Managers Group Inc.	67,577	10,558
	Stifel Financial Corp.	124,326	10,462
	SLM Corp.	470,008	9,772
	Janus Henderson Group plc	287,664	9,697
	CNO Financial Group Inc.	348,836	9,670
	OFG Bancorp	251,242	9,409
*	NMI Holdings Inc. Class A	270,626	9,212
	Hancock Whitney Corp.	191,952	9,181
	Popular Inc.	92,668	8,195
	BankUnited Inc.	266,004	7,786
*	Enova International Inc.	113,483	7,064
	Westamerica BanCorp	116,052	5,632
	Columbia Banking System Inc.	277,094	5,511
	Pathward Financial Inc.	96,239	5,444
	Banner Corp.	106,234	5,273
	Federated Hermes Inc.	158,304	5,205
*	LendingClub Corp.	521,853	4,415
	Mercury General Corp.	78,366	4,164
	FNB Corp.	290,337	3,972
	First BanCorp (XNYS)	203,677	3,725
	Central Pacific Financial Corp.	172,917	3,666
*	Marqeta Inc. Class A	636,874	3,490
	First Financial Corp.	82,509	3,043
	First Merchants Corp.	88,496	2,946
	Unum Group	57,493	2,939
	OceanFirst Financial Corp.	184,463	2,931
*	Customers Bancorp Inc.	59,929	2,875
	Synovus Financial Corp.	71,337	2,867
	Employers Holdings Inc.	66,932	2,853
	Jackson Financial Inc. Class A	37,700	2,800
	Virtus Investment Partners Inc.	12,317	2,782
	S&T Bancorp Inc.	77,418	2,585
*	LendingTree Inc.	58,118	2,417
	Byline Bancorp Inc.	101,670	2,414
*	Hamilton Insurance Group Ltd. Class B	140,781	2,344
	James River Group Holdings Ltd.	301,141	2,328
*	Palomar Holdings Inc.	26,212	2,127
	Hanmi Financial Corp.	120,360	2,012
	Hope Bancorp Inc.	181,772	1,952
	Blue Owl Capital Inc.	107,451	1,907
	First Bancshares Inc.	70,882	1,842
*	Genworth Financial Inc. Class A	295,854	1,787
	Horizon Bancorp Inc.	137,521	1,701
	Hilltop Holdings Inc.	52,563	1,644
	WesBanco Inc.	57,667	1,610
	First Financial Bancorp	70,756	1,572
	Berkshire Hills Bancorp Inc.	63,716	1,453
*	International Money Express Inc.	63,616	1,326
	Merchants Bancorp	28,780	1,167
	Simmons First National Corp. Class A	64,418	1,133
	Heritage Commerce Corp.	119,569	1,040
*	Payoneer Global Inc.	187,266	1,037
*	Mr Cooper Group Inc.	12,325	1,001
	Mercantile Bank Corp.	24,211	982
*	Metropolitan Bank Holding Corp.	20,638	869
	PROG Holdings Inc.	24,850	862

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
	Brookline Bancorp Inc.	102,554	856
	Piper Sandler Cos.	3,576	823
	Virtu Financial Inc. Class A	36,599	822
	International Bancshares Corp.	14,225	814
	Pacific Premier Bancorp Inc.	34,765	799
*	PRA Group Inc.	39,527	777
	Sandy Spring Bancorp Inc.	31,003	755
	Heritage Financial Corp.	39,424	711
	Veritex Holdings Inc.	33,561	708
	Towne Bank	25,255	689
*	Skyward Specialty Insurance Group Inc.	14,084	510
	Victory Capital Holdings Inc. Class A	10,563	504
	1st Source Corp.	9,199	493
*	I3 Verticals Inc. Class A	17,500	386
	TrustCo Bank Corp. NY	11,695	336
	Old Second Bancorp Inc.	22,596	335
	Ameris Bancorp	6,599	332
	BOK Financial Corp.	3,464	317
			263,629
Health Care (13.6%)
*	Tenet Healthcare Corp.	109,040	14,506
*	Ultragenyx Pharmaceutical Inc.	216,076	8,881
*	Exelixis Inc.	343,432	7,717
*	Medpace Holdings Inc.	18,564	7,646
*	Ironwood Pharmaceuticals Inc.	1,111,805	7,249
*	Option Care Health Inc.	256,978	7,118
*	Lantheus Holdings Inc.	85,840	6,892
*	Merit Medical Systems Inc.	67,524	5,804
*	Ionis Pharmaceuticals Inc.	117,432	5,597
	Encompass Health Corp.	64,030	5,493
	Bruker Corp.	77,772	4,963
*	PetIQ Inc.	209,439	4,620
	HealthStream Inc.	155,264	4,332
*	Blueprint Medicines Corp.	37,245	4,014
*	PTC Therapeutics Inc.	129,781	3,969
	Select Medical Holdings Corp.	109,201	3,829
*	Addus HomeCare Corp.	32,439	3,766
*	AdaptHealth Corp.	368,638	3,686
*	Enanta Pharmaceuticals Inc.	270,675	3,511
*	Pennant Group Inc.	126,986	2,945
*	Teladoc Health Inc.	290,614	2,842
*	ACADIA Pharmaceuticals Inc.	173,596	2,821
*	Elanco Animal Health Inc. (XNYS)	191,127	2,758
*	Natera Inc.	24,510	2,654
*	Sage Therapeutics Inc.	232,347	2,523
*	CorVel Corp.	9,569	2,433
*	Novocure Ltd.	141,831	2,430
*	Beam Therapeutics Inc.	103,584	2,427
*	Community Health Systems Inc.	715,892	2,405
*	CareDx Inc.	153,469	2,383
*	Hims & Hers Health Inc.	110,589	2,233
	Perrigo Co. plc	84,620	2,173
*	Relay Therapeutics Inc.	319,815	2,085
*	Agenus Inc.	120,937	2,026
*	10X Genomics Inc. Class A	104,107	2,025
*	Health Catalyst Inc.	306,513	1,959
*	Travere Therapeutics Inc.	231,052	1,899
*	Fate Therapeutics Inc.	576,317	1,890
*	Alkermes plc	77,549	1,869
*	Editas Medicine Inc.	395,275	1,846
*	Vanda Pharmaceuticals Inc.	325,937	1,842
*	ANI Pharmaceuticals Inc.	28,563	1,819
*	Zimvie Inc.	99,611	1,818
*	Omnicell Inc.	63,277	1,713
*	BioCryst Pharmaceuticals Inc.	266,788	1,649
*	Intra-Cellular Therapies Inc.	23,590	1,616
*	LivaNova plc	29,008	1,590
*	Arcus Biosciences Inc.	103,339	1,574
*	Phreesia Inc.	71,243	1,510

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
*	Avanos Medical Inc.	71,224	1,419
*	Rapt Therapeutics Inc.	453,320	1,383
*	REGENXBIO Inc.	111,182	1,301
*	Integra LifeSciences Holdings Corp.	44,330	1,292
*	Alector Inc.	281,837	1,280
*	uniQure NV	283,081	1,268
*	Arvinas Inc.	46,465	1,237
*	GoodRx Holdings Inc. Class A	154,237	1,203
*	Coherus Biosciences Inc.	663,694	1,148
*	RxSight Inc.	18,583	1,118
*	ADMA Biologics Inc.	96,423	1,078
*	Emergent BioSolutions Inc.	154,096	1,051
*	Pediatrix Medical Group Inc.	135,893	1,026
*	Novavax Inc.	81,083	1,026
*	Vir Biotechnology Inc.	113,305	1,008
*	Nektar Therapeutics	763,309	946
*	Inogen Inc.	113,916	926
*	Owens & Minor Inc.	66,560	899
*	Nurix Therapeutics Inc.	41,861	874
*	Insmed Inc.	12,602	844
*	Bridgebio Pharma Inc.	32,173	815
*,1	FibroGen Inc.	898,604	802
*	2seventy bio Inc.	206,934	797
*	Aclaris Therapeutics Inc.	706,504	777
*	Codexis Inc.	228,028	707
*	CytomX Therapeutics Inc.	555,119	677
*	Amylyx Pharmaceuticals Inc.	348,375	662
*	Verve Therapeutics Inc.	131,645	642
*,1	Sangamo Therapeutics Inc.	1,714,596	614
*	Zentalis Pharmaceuticals Inc.	143,485	587
*	Adaptive Biotechnologies Corp.	160,896	582
*	Arrowhead Pharmaceuticals Inc.	21,594	561
*	Castle Biosciences Inc.	23,156	504
*	Arcutis Biotherapeutics Inc.	51,412	478
	Chemed Corp.	850	461
*	Revance Therapeutics Inc.	174,056	447
*	MiMedx Group Inc.	62,542	433
*	Inovio Pharmaceuticals Inc.	46,472	375
*	Pulmonx Corp.	56,757	360
*	Pacific Biosciences of California Inc.	260,660	357
*	ICU Medical Inc.	2,987	355
*	Nevro Corp.	41,409	349
*	Myriad Genetics Inc.	13,433	329
*	Joint Corp.	22,122	311
*	CRISPR Therapeutics AG	5,383	291
*	Aldeyra Therapeutics Inc.	82,817	274
*	Assembly Biosciences Inc.	17,723	243
*	Puma Biotechnology Inc.	67,147	219
*	Quanterix Corp.	16,518	218
*	Atea Pharmaceuticals Inc.	64,273	213
*	Precision BioSciences Inc.	16,688	162
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $779)	74,374	129
			214,408
Industrials (18.8%)
	Allison Transmission Holdings Inc.	157,393	11,946
	Applied Industrial Technologies Inc.	55,524	10,772
	Griffon Corp.	147,958	9,449
*	GMS Inc.	113,903	9,182
*	SkyWest Inc.	108,723	8,923
	Ryder System Inc.	71,117	8,810
	EMCOR Group Inc.	23,870	8,714
	Apogee Enterprises Inc.	133,569	8,393
	UFP Industries Inc.	73,695	8,254
*	Kirby Corp.	63,931	7,654
	Watts Water Technologies Inc. Class A	36,886	6,764
*	Legalzoom.com Inc.	796,125	6,679
	H&E Equipment Services Inc.	137,227	6,061
	Brady Corp. Class A	90,258	5,959
*	American Woodmark Corp.	72,407	5,691

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
*	Upwork Inc.	528,100	5,677
	Terex Corp.	100,622	5,518
	Arcosa Inc.	62,075	5,178
	ABM Industries Inc.	98,326	4,972
	Steelcase Inc. Class A	383,083	4,965
	Herc Holdings Inc.	36,088	4,810
	Mueller Water Products Inc. Class A	257,662	4,617
	Federal Signal Corp.	53,099	4,443
	Interface Inc.	299,689	4,399
*	Masterbrand Inc.	295,147	4,333
	Acuity Brands Inc.	17,891	4,320
*	Sterling Infrastructure Inc.	35,942	4,253
	Comfort Systems USA Inc.	13,962	4,246
	Ennis Inc.	182,660	3,998
*	MRC Global Inc.	308,280	3,980
	Curtiss-Wright Corp.	14,565	3,947
	Dun & Bradstreet Holdings Inc.	414,930	3,842
	EnerSys	36,488	3,777
*	JELD-WEN Holding Inc.	273,342	3,682
	Woodward Inc.	20,708	3,611
*	AZEK Co. Inc.	83,724	3,527
*	Manitowoc Co. Inc.	305,344	3,521
*	Blue Bird Corp.	63,642	3,427
*	Resideo Technologies Inc.	162,037	3,169
*	Proto Labs Inc.	100,480	3,104
	Flowserve Corp.	61,036	2,936
	Brink's Co.	27,293	2,795
*	Cimpress plc	30,047	2,632
	ACCO Brands Corp.	510,712	2,400
*	Liquidity Services Inc.	118,999	2,378
	Genco Shipping & Trading Ltd.	108,385	2,310
	Primoris Services Corp.	44,801	2,235
	Atkore Inc.	16,049	2,165
*	DXP Enterprises Inc.	44,791	2,053
	Valmont Industries Inc.	7,370	2,023
	AGCO Corp.	20,359	1,993
*	Lyft Inc. Class A	139,229	1,963
*	Gibraltar Industries Inc.	28,622	1,962
	Trinity Industries Inc.	61,472	1,839
*	Enviri Corp.	203,133	1,753
*	Atmus Filtration Technologies Inc.	57,633	1,659
	Heidrick & Struggles International Inc.	52,301	1,652
	MillerKnoll Inc.	62,144	1,646
	ManpowerGroup Inc.	23,194	1,619
	Enerpac Tool Group Corp.	41,089	1,569
*	BlueLinx Holdings Inc.	16,794	1,563
	Alamo Group Inc.	8,810	1,524
	Hyster-Yale Inc.	21,848	1,523
	Tennant Co.	14,420	1,420
*	Gates Industrial Corp. plc	87,187	1,378
*	Core & Main Inc. Class A	24,373	1,193
	Boise Cascade Co.	9,840	1,173
*	Tutor Perini Corp.	52,742	1,149
	REV Group Inc.	41,576	1,035
*	Great Lakes Dredge & Dock Corp.	115,095	1,011
*	CACI International Inc. Class A	2,229	959
	Franklin Electric Co. Inc.	9,085	875
*	Alaska Air Group Inc.	19,913	804
	Vestis Corp.	64,770	792
	BWX Technologies Inc.	7,800	741
*	DNOW Inc.	51,100	702
	Matson Inc.	4,853	636
*	Thermon Group Holdings Inc.	19,372	596
*	Huron Consulting Group Inc.	5,861	577
	Vertiv Holdings Co. Class A	6,210	538
	Hub Group Inc. Class A	12,482	537
*	IES Holdings Inc.	3,480	485
	Columbus McKinnon Corp.	13,714	474
*	TaskUS Inc. Class A	31,518	420
*	SPX Technologies Inc.	2,957	420

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
*	Energy Recovery Inc.	29,849	397
*	OPENLANE Inc.	22,870	379
*	Sun Country Airlines Holdings Inc.	28,213	354
	Marten Transport Ltd.	18,361	339
*	Healthcare Services Group Inc.	30,248	320
*	Beacon Roofing Supply Inc.	3,358	304
*	Forrester Research Inc.	17,789	304
	WESCO International Inc.	1,716	272
			295,343
Information Technology (12.5%)
*	Cirrus Logic Inc.	100,327	12,808
*	CommVault Systems Inc.	85,754	10,425
*	RingCentral Inc. Class A	266,332	7,511
*	SMART Global Holdings Inc.	324,620	7,424
*	Pure Storage Inc. Class A	114,404	7,346
*	BigCommerce Holdings Inc. Series 1	862,634	6,953
*	Axcelis Technologies Inc.	45,691	6,497
*	Impinj Inc.	41,035	6,433
*	NETGEAR Inc.	400,168	6,123
	Benchmark Electronics Inc.	154,517	6,097
	Pegasystems Inc.	92,602	5,605
*	Rapid7 Inc.	126,276	5,459
*	Kyndryl Holdings Inc.	198,012	5,210
*	Itron Inc.	51,051	5,052
*	Sanmina Corp.	73,700	4,883
	Amkor Technology Inc.	113,266	4,533
*	Manhattan Associates Inc.	16,188	3,993
*	Extreme Networks Inc.	293,450	3,947
*	Zuora Inc. Class A	383,817	3,811
*	Nutanix Inc. Class A	64,808	3,684
*	MaxLinear Inc.	182,324	3,672
*	DigitalOcean Holdings Inc.	98,843	3,435
*	Domo Inc. Class B	442,560	3,417
*	Teradata Corp.	89,317	3,087
	Adtran Holdings Inc.	546,131	2,873
*	Olo Inc. Class A	635,046	2,807
*	Appian Corp. Class A	84,760	2,616
*	LiveRamp Holdings Inc.	81,836	2,532
*	Unisys Corp.	602,571	2,489
*	Yext Inc.	438,160	2,344
*	Blackline Inc.	46,204	2,239
*	OneSpan Inc.	172,945	2,217
*	Arlo Technologies Inc.	162,346	2,117
*	Marathon Digital Holdings Inc.	104,789	2,080
*	Ichor Holdings Ltd.	48,125	1,855
*	CommScope Holding Co. Inc.	1,427,983	1,756
*	Smartsheet Inc. Class A	39,218	1,729
*	Coherent Corp.	22,771	1,650
*	TTM Technologies Inc.	82,197	1,597
*	PDF Solutions Inc.	42,703	1,553
*	Verint Systems Inc.	47,671	1,535
*	Q2 Holdings Inc.	25,352	1,529
*	ScanSource Inc.	30,123	1,335
*	FARO Technologies Inc.	80,121	1,282
*	Ultra Clean Holdings Inc.	26,136	1,281
*	Fabrinet	5,227	1,279
*	Cohu Inc.	35,829	1,186
*	Magnachip Semiconductor Corp.	239,694	1,167
	Jabil Inc.	10,356	1,127
*	Alpha & Omega Semiconductor Ltd.	29,757	1,112
*	Cleanspark Inc.	61,253	977
*	Ribbon Communications Inc.	259,000	852
*	Xperi Inc.	101,117	830
	Methode Electronics Inc.	72,766	753
*	Ouster Inc.	72,467	712
*	Weave Communications Inc.	68,854	621
*	SecureWorks Corp. Class A	76,277	534
*	ON24 Inc.	87,168	524
*	8x8 Inc.	212,748	472

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
*	NetScout Systems Inc.	24,807	454
*	Upland Software Inc.	182,511	454
*	ACM Research Inc. Class A	19,710	454
*	FormFactor Inc.	7,206	436
	PC Connection Inc.	6,356	408
*	Semtech Corp.	13,280	397
*	Couchbase Inc.	20,978	383
*	Rogers Corp.	2,693	325
*,1	LivePerson Inc.	533,543	310
*	Wolfspeed Inc.	13,589	309
*	ePlus Inc.	4,157	306
	Avnet Inc.	5,912	304
*	Telos Corp.	72,032	290
*	Fastly Inc. Class A	38,677	285
*	CEVA Inc.	11,962	231
*	Aeva Technologies Inc.	88,870	224
*	Brightcove Inc.	86,508	205
			196,742
Materials (5.2%)
	Eagle Materials Inc.	50,723	11,030
*	Axalta Coating Systems Ltd.	297,499	10,166
	Louisiana-Pacific Corp.	107,673	8,865
	Commercial Metals Co.	158,375	8,709
	SunCoke Energy Inc.	763,609	7,483
	Kaiser Aluminum Corp.	71,758	6,307
	Innospec Inc.	35,987	4,448
	Minerals Technologies Inc.	49,213	4,093
	Myers Industries Inc.	189,575	2,536
	Sylvamo Corp.	31,736	2,177
	Greif Inc. Class A	34,875	2,004
	TriMas Corp.	73,437	1,877
	Ryerson Holding Corp.	94,978	1,852
	Koppers Holdings Inc.	47,223	1,747
	Pactiv Evergreen Inc.	118,546	1,342
*	O-I Glass Inc.	86,804	966
	AdvanSix Inc.	38,528	883
	Trinseo plc	377,918	873
	United States Lime & Minerals Inc.	2,082	758
*	Ecovyst Inc.	66,300	595
*	Clearwater Paper Corp.	10,389	504
	Materion Corp.	4,537	491
	Sonoco Products Co.	8,262	419
	Carpenter Technology Corp.	3,670	402
	Element Solutions Inc.	14,754	400
	Orion SA	12,861	282
			81,209
Real Estate (6.2%)
	Brixmor Property Group Inc.	415,341	9,590
	Cousins Properties Inc.	412,533	9,550
	Park Hotels & Resorts Inc.	621,765	9,314
	RLJ Lodging Trust	855,894	8,242
	American Assets Trust Inc.	293,941	6,579
	Kite Realty Group Trust	261,532	5,853
	Summit Hotel Properties Inc.	705,101	4,224
*	Forestar Group Inc.	131,219	4,198
	EPR Properties	87,233	3,662
	Piedmont Office Realty Trust Inc. Class A	467,469	3,389
	Kilroy Realty Corp.	90,086	2,808
	Chatham Lodging Trust	325,352	2,772
*	Cushman & Wakefield plc	220,109	2,289
	Brandywine Realty Trust	500,733	2,243
	Urban Edge Properties	118,940	2,197
	Universal Health Realty Income Trust	54,873	2,148
	InvenTrust Properties Corp.	76,278	1,889
	COPT Defense Properties	73,927	1,851
	Outfront Media Inc.	105,656	1,511
	Paramount Group Inc.	309,276	1,432
	DigitalBridge Group Inc.	90,899	1,245
	DiamondRock Hospitality Co.	125,339	1,059

Vanguard® Strategic Small-Cap Equity Fund
		Shares	Market Value ($000)
	Xenia Hotels & Resorts Inc.	71,537	1,025
	Sabra Health Care REIT Inc.	62,880	968
	Armada Hoffler Properties Inc.	81,005	898
	Alexander & Baldwin Inc.	52,436	889
	One Liberty Properties Inc.	37,488	880
	Empire State Realty Trust Inc. Class A	85,126	799
	RE/MAX Holdings Inc. Class A	94,859	768
*	Compass Inc. Class A	192,245	692
	Orion Office REIT Inc.	152,250	547
	PotlatchDeltic Corp.	13,211	520
	Plymouth Industrial REIT Inc.	21,069	451
*	Anywhere Real Estate Inc.	93,988	311
	Broadstone Net Lease Inc.	19,455	309
			97,102
Utilities (2.3%)
	Black Hills Corp.	178,601	9,712
	National Fuel Gas Co.	178,363	9,665
	Avista Corp.	152,401	5,275
	New Jersey Resources Corp.	122,015	5,215
	Unitil Corp.	89,130	4,616
	Spire Inc.	24,299	1,476
			35,959
Total Common Stocks (Cost $1,366,562)			1,563,900
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 5.380% (Cost $6,633)	66,348	6,634
Total Investments (99.8%) (Cost $1,373,195)			1,570,534
Other Assets and Liabilities—Net (0.2%)			2,982
Net Assets (100%)			1,573,516
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,308,000.
2	Restricted securities totaling $129,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,170,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	93	9,602	40
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into

Vanguard® Strategic Small-Cap Equity Fund
clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,563,771	129	—	1,563,900
Temporary Cash Investments	6,634	—	—	6,634
Total	1,570,405	129	—	1,570,534
Derivative Financial Instruments
Assets
Futures Contracts[1]	40	—	—	40
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.